Share Capital, Warrants and Options - Schedule of Inputs to Option Pricing Model (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Expected dividend yield
Expected share price volatility
Risk-free interest rate
Expected life of options	0 years	5 years	5 years
Minimum [Member]
Statement Line Items [Line Items]
Expected share price volatility		96.90%	66.60%
Risk-free interest rate		2.04%	1.17%
Maximum [Member]
Statement Line Items [Line Items]
Expected share price volatility		101.00%	100.60%
Risk-free interest rate		2.17%	1.80%